UNAUDITED SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common stock subject to possible redemption (Details) - Class A Common Stock Subject to Possible Redemption - BANYAN ACQUISITION CORPORATION - USD ($)
		3 Months Ended			9 Months Ended	12 Months Ended
	Apr. 21, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Gross proceeds from initial public offering						$ 241,500,000
Fair value allocated to public warrants						(7,498,575)
Offering costs allocated to Class A common stock subject to possible redemption						(14,647,648)
Remeasurement on Class A common stock subject to possible redemption		$ 233,048	$ 1,082,415	$ 813,105		30,973,080
Redemption of Class A common stock	$ (210,031,815)		(210,031,815)		$ (210,031,815)
Beginning balance		42,190,562	251,139,962	250,326,857	250,326,857
Ending balance	$ 3,998,687	$ 42,423,610	$ 42,190,562	$ 251,139,962	$ 42,423,610	$ 250,326,857